Earnings Per Share	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Earnings Per Share
Earnings Per Share

Note 2—Earnings Per Share (EPS):

In calculating EPS using the two-class method, the Company is required to allocate a portion of its earnings to its unvested stock awards containing nonforfeitable rights to dividends or dividend equivalents (participating securities). Basic EPS is computed by dividing income less earnings allocable to participating securities by the basic weighted average number of shares outstanding. Diluted EPS is computed similar to basic EPS, except the weighted average number of shares outstanding is increased to include the dilutive effect of outstanding stock options and other stock-based awards.

A reconciliation of the income used to compute basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
	(in millions)
Basic EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing basic EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing basic EPS	$298	$304

Diluted EPS:
Income from continuing operations, as reported	$242	$281
Less: allocation of undistributed earnings to participating securities	(9)	(10)

Income from continuing operations, for computing diluted EPS	$233	$271

Net income, as reported	$309	$315
Less: allocation of undistributed earnings to participating securities	(11)	(11)

Net income, for computing diluted EPS	$298	$304

A reconciliation of the weighted average number of shares outstanding used to compute basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Basic weighted average number of shares outstanding	342	369
Dilutive common share equivalents—stock options and other stock awards	1	2

Diluted weighted average number of shares outstanding	343	371

Basic and diluted EPS for the periods presented was as follows:

	Six Months Ended July 31
	2011	2010 as adjusted
Basic:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

Diluted:
Income from continuing operations	$.68	$.73
Income from discontinued operations	.19	.09

	$.87	$.82

The following stock-based awards were excluded from the weighted average number of shares outstanding used to compute basic and diluted EPS for the periods presented:

	Six Months Ended July 31
	2011	2010
	(in millions)
Antidilutive stock options excluded	22	20

Performance-based stock awards excluded	1	1

Note 2—Earnings per Share:

In calculating EPS using the two-class method, the Company is required to allocate a portion of its earnings to its unvested stock awards containing nonforfeitable rights to dividends or dividend equivalents (participating securities). Basic EPS is computed by dividing income less earnings allocable to participating securities by the basic weighted average number of shares outstanding. Diluted EPS is computed similar to basic EPS, except the weighted average number of shares outstanding is increased to include the dilutive effect of outstanding stock options and other stock-based awards.

A reconciliation of the income used to compute basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Basic EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(13)

Income from continuing operations, for computing basic EPS	$540	$465	$415

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing basic EPS	$599	$481	$433

Diluted EPS:
Income from continuing operations, as reported	$558	$479	$428
Less: allocation of undistributed earnings to participating securities	(18)	(14)	(12)

Income from continuing operations, for computing diluted EPS	$540	$465	$416

Net income, as reported	$619	$496	$446
Less: allocation of undistributed earnings to participating securities	(20)	(15)	(13)

Net income, for computing diluted EPS	$599	$481	$433

A reconciliation of the weighted average number of shares outstanding used to compute basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Basic weighted average number of shares outstanding	364	386	395
Dilutive common share equivalents—stock options and other stock awards	2	4	7

Diluted weighted average number of shares outstanding	366	390	402

Basic and diluted EPS for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted
Basic:
Income from continuing operations	$1.48	$1.20	$1.05
Income from discontinued operations	.17	.05	.05

	$1.65	$1.25	$1.10

Diluted:
Income from continuing operations	$1.48	$1.19	$1.03
Income from discontinued operations	.16	.04	.05

	$1.64	$1.23	$1.08

The following stock-based awards were excluded from the weighted average number of shares outstanding used to compute basic and diluted EPS for the years presented:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Antidilutive stock options excluded	19	11	7

Performance-based stock awards excluded	1	1	—

Weighted average number of unvested stock awards outstanding excluded	12	12	12